Summary of Significant Accounting Policies (Details) $ in Thousands			12 Months Ended
	Dec. 31, 2019 USD ($) store	Aug. 20, 2018	Dec. 31, 2019 USD ($) store	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of full-service banking offices | store	6		6
Stock split description			the Company effected a 1-for-5.5 reverse stock split, whereby each 5.5 shares of the Company's common stock were reclassified into one share of common stock.
Reverse stock split ratio		5.5
Cash exceeded federally insured limits	$ 41,600		$ 41,600
Cash held, not federally insured	37,500		37,500
Interest-bearing deposits in other financial institutions	100		100	$ 100
Minimum balance of loans individually evaluated for impairment	250		250
Balance outstanding in joint ventures	1,000		1,000	595
Income recognized on joint ventures			$ 57	69
Tax benefit greater than being realized on examination			50.00%
FRB regulatory reserve requirement	5,164		$ 5,164	$ 3,502
Investment	894
Maximum exposure to loss related to investments	894
Operating lease, right-of-use assets	1,780		1,780
Operating lease, liabilities	$ 1,960		$ 1,960
ASU 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease, right-of-use assets					$ 2,400
Operating lease, liabilities					$ 2,400
Minimum [Member] | Buildings And Related Components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Home equity lines of credit combined with the balance of the prior mortgage liens	89.90%		89.90%
Maturity of cash, deposits with other financial institutions			90 days
Maximum [Member] | Buildings And Related Components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life			25 years
Single-Family Residential [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	80.00%		80.00%
Multi-Family Residential [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period			3 years
Multi-Family Residential [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	85.00%		85.00%
Fixed rates loans limit, period			5 years
Real Estate Commercial [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period			3 years
Real Estate Commercial [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	85.00%		85.00%
Fixed rates loans limit, period			5 years
Construction [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral	80.00%		80.00%
Maturity of construction loans convert to permanent loans			30 years